Income Tax	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
INCOME TAX

13. income tax

The Company and its subsidiaries file separate income tax returns.

In general, all of the tax returns of the Company’s HK entities remain subject to examination by the tax authorities for up to six years from the date of filing. The Company may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries in Cayman Islands are not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands(“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

Hong Kong

The Company’s subsidiaries established in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on their taxable income generated from operations in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

Vietnam

Under the current tax laws in Vietnam, the Company’s subsidiary in Vietnam is subject to a corporate income tax rate of 20%. Additionally, the subsidiary in Vietnam is currently enjoying a preferential tax treatment of “two years of tax exemption followed by four years of 50% tax reduction” for its taxable income.

Composition of income tax expenses

The following table sets forth current and deferred portion of income tax expenses:

	For the years ended March 31,
	2024	2025	2026
	USD	USD	USD
Current income tax expenses	139,269	657,621	796,741
Deferred income tax expense (recovery)	(12,428)	(55)	(4,870)
Income tax expense	126,841	657,566	791,871

Income before income taxes for the year ended March 31, 2026 were taxed within the following jurisdictions:

For the year ended March 31, 2026
USD
Pre-tax income/(loss) from Hong Kong entities	5,281,512
Pre-tax income/(loss) from Vietnam entity	43,934
Pre-tax income/(loss) from Cayman & BVI entities	(1,726,569)
Income/(loss) before income taxes	3,598,877

Reconciliation of the differences between statutory tax rate and the effective tax rate

The Company adopted ASU 2023-09 on a prospective basis. Pursuant to the disclosure requirements of ASU 2023-09, a reconciliation of the Hong Kong statutory income tax rate to the Company’s effective tax rate for the year ended March 31, 2026, is as follow

	For the year ended March 31, 2026
	USD	%
Hong Kong statutory income tax rate	593,815	16.5
Foreign Tax Effects
—Statutory tax rate difference between HK and Vietnam	(2,856)	-0.1
—Statutory tax rate difference between HK and Cayman & BVI	284,884	7.9
Change in valuation allowance	(33,023)	-0.9
Nontaxable or Nondeductible Items
—Non-taxable income	(72,882)	-2.0
Tax credit allowed by Hong Kong government	(21,538)	-0.6
Others	43,471	1.2
Effective tax rate	791,871	22

Cash paid for income taxes, net of refunds, by jurisdiction pursuant to the disclosure requirements of ASU 2023-09 for the year ended March 31,2026 is as follows:

For the year ended March 31, 2026
USD
Hong Kong taxes	1,038,785

Reconciliation between the income tax expenses computed applying the Hong Kong and Vietnam enterprise tax rate to income before income taxes and actual provision were as follows:

	For the years ended March 31,
	2024	2025
	USD	USD
Income before income tax	910,501	3,169,906
Caymen Islands statutory income tax rate	0%	0%
Income tax calculated at statutory rate	—	—
(Increase)/decrease in income tax expense resulting from:
Rate differences in various jurisdictions	150,233	722,893
Tax effect of non-taxable income	(6,736)	(49,833)
Tax effect of non-deductible expenditure	17,310	11,374
Tax reduction allowed by Hong Kong government(1)	(21,538)	(21,154)
Tax effect of deductible temporary difference	(12,428)	(5,714)
Income tax expense	126,841	657,566

(1)	One-off tax reduction provided by the Hong Kong government.

	As of March 31,
	2025	2026
	USD	USD
Deferred tax assets	92,026	96,896
Deferred tax liabilities	—	—
Deferred tax assets, net	92,026	96,896

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	As of March 31,
	2025	2026
	USD	USD
Deferred tax assets:
Property, plant and equipment	(22,885)	(26,700)
Inventory write-down	78,705	111,606
Allowance for credit loss	3,761	3,761
Impairment provision for marketable debt securities	32,445	-
Tax loss carryforwards	33,023	8,229
Total deferred tax assets	125,049	96,896
Less: Valuation allowance	33,023	-
Net deferred tax assets	92,026	96,896